Balance Sheet Components (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses and other current liabilities
Accrued bonuses, commissions and wages	$ 6,022	$ 4,737	$ 1,715
Accrued vacation	1,958	1,502	936
Liability payable for unvested stock options exercises	777	523	271
Accrued legal, consulting and audit fees	664	282	343
Liability for employee stock purchase plan	506
Accrued sales taxes	485	543	348
Accrued marketing expenses	1,251	395	199
Accrued other	1,389	963	654
Total	13,052	8,945	4,466
Changes in accumulated other comprehensive income
Beginning balance	145		119
Other comprehensive income before reclassifications	12
Amounts reclassified from accumulated other comprehensive income	0
Ending balance	157		119
Foreign Currency Items
Changes in accumulated other comprehensive income
Beginning balance	145
Other comprehensive income before reclassifications	12
Amounts reclassified from accumulated other comprehensive income	0
Ending balance	$ 157